Fair Value Measurement (Assets Measured on Recurring Basis) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Hanting [Member] USD ($)	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2010 Hanting [Member] USD ($)	Dec. 31, 2010 Hanting [Member] CNY	Dec. 31, 2011 Dining Secretary [Member] USD ($)	Dec. 31, 2011 Dining Secretary [Member] CNY	Dec. 31, 2010 Dining Secretary [Member] USD ($)	Dec. 31, 2010 Dining Secretary [Member] CNY	Dec. 31, 2011 Quoted prices in active market for identical assets (Level 1) [Member] CNY	Dec. 31, 2010 Quoted prices in active market for identical assets (Level 1) [Member] CNY	Dec. 31, 2011 Quoted prices in active market for identical assets (Level 1) [Member] Hanting [Member] CNY	Dec. 31, 2010 Quoted prices in active market for identical assets (Level 1) [Member] Hanting [Member] CNY	Dec. 31, 2011 Quoted prices in active market for identical assets (Level 1) [Member] Dining Secretary [Member] CNY	Dec. 31, 2010 Quoted prices in active market for identical assets (Level 1) [Member] Dining Secretary [Member] CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Hanting [Member] CNY	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member] Hanting [Member] CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Dining Secretary [Member] CNY	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member] Dining Secretary [Member] CNY	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2010 Unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Hanting [Member] CNY	Dec. 31, 2010 Unobservable inputs (Level 3) [Member] Hanting [Member] CNY	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Dining Secretary [Member] CNY	Dec. 31, 2010 Unobservable inputs (Level 3) [Member] Dining Secretary [Member] CNY
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Available-for-sale investments	$ 88,668,894	558,073,152	$ 130,059,233	858,390,941	$ 78,275,533	492,658,379	$ 120,059,233	792,390,941	$ 10,393,361	65,414,773	$ 10,000,000	66,000,000	492,658,379	792,390,941	492,658,379	792,390,941	0	0	0	0	0	0	0	0	65,414,773	66,000,000	0	0	65,414,773	66,000,000